Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Net Unrealized Gain (Losses) on Open Contracts
Charter WNT
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$292,925	$(52,666)	$240,259	Dec. 2018	Jun. 2016
2014	1,355,696	(189,115)	1,166,581	Mar. 2018	Jun. 2015

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Net Unrealized Gain (Losses) on Open Contracts

The net unrealized gains (losses) on open contracts at December 31, 2015 and 2014, respectively, reported as a component of “Equity in trading account” in the Statements of Financial Condition, and their longest contract maturities were as follows:

Charter Campbell

	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$(300,605)	$51,849	$(248,756)	Mar. 2017	Mar. 2016
2014	774,574	518,669	1,293,243	Mar. 2016	Mar. 2015

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Net Unrealized Gain (Losses) on Open Contracts
Charter Aspect
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$(456,505)	$242,501	$(214,004)	Jun. 2018	Mar. 2016
2014	2,349,455	394,990	2,744,445	Jun. 2017	Mar. 2015